Income Tax - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carry forwards	¥ 36,324,122	¥ 48,654,043	¥ 53,929,686
Advertising expenses			408,763
Operating lease liabilities	513,936	603,937	1,435,780
Accrued expenses and other current liabilities			1,197,369
Less: Valuation allowance	(36,838,058)	(49,257,980)	(52,114,383)	¥ (87,212,118)
Total deferred tax assets, net			4,857,215
Deferred tax liabilities:
Acquired intangible assets	(3,798,357)	(3,827,489)	(4,321,616)
Unrealized Income			(2,528,002)
Operating lease Right-of-use assets			(1,407,024)
Total deferred tax liabilities, net	(3,798,357)	(3,827,489)	(8,256,642)
Deferred tax liabilities, net	¥ (3,798,357)	¥ (3,827,489)	¥ (3,399,427)